Average Annual Total Returns			12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended
		Apr. 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.56%	(0.74%)	11.52%
Performance Inception Date		Dec. 14, 2017
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.56%	(2.24%)	8.59%
Baillie Gifford International Concentrated Growth ETF | Baillie Gifford International Concentrated Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.80%	(0.84%)	9.18%
Baillie Gifford International Concentrated Growth ETF | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.11%	8.45%	7.55%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.38%	1.91%		15.77%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.38%	1.49%		15.04%
Baillie Gifford Long Term Global Growth ETF | Baillie Gifford Long Term Global Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.70%	1.38%		13.21%
Baillie Gifford Long Term Global Growth ETF | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.87%	11.70%		12.27%

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.